Leases (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Operating lease cost	¥ 3,377,389
Short-term lease cost	1,212,899
Total	4,590,288
Cash paid for operating leases	¥ 3,460,898
Lease expense		¥ 4,571,036	¥ 3,086,709